Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 26,392	$ 26,390
Foreign currency translation		0	2
Transfers of goodwill		0	0
Divestitures		(1,212)
Goodwill, ending balance	$ 25,180	25,180	26,392
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		305	0
Foreign currency translation		0	0
Transfers of goodwill		1,012	305
Divestitures		(1,212)
Goodwill, ending balance	105	105	305
Consumer Banking and Lending [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		16,418	16,685
Foreign currency translation		0	0
Transfers of goodwill		0	(267)
Divestitures		0
Goodwill, ending balance	16,418	16,418	16,418
Wholesale Banking [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		0	8,429
Foreign currency translation		0	0
Transfers of goodwill		0	(8,429)
Divestitures		0
Goodwill, ending balance	0	0	0
Commercial Banking [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		3,018	0
Foreign currency translation		0	2
Transfers of goodwill		(80)	3,016
Divestitures		0
Goodwill, ending balance	2,938	2,938	3,018
Corporate and Investment Banking [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		5,375	0
Foreign currency translation		0	0
Transfers of goodwill		0	5,375
Divestitures		0
Goodwill, ending balance	5,375	5,375	5,375
Wealth and Investment Management [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		1,276	1,276
Foreign currency translation		0	0
Transfers of goodwill		(932)	0
Divestitures		0
Goodwill, ending balance	344	$ 344	$ 1,276
Wells Fargo Asset Management (WFAM) [Member]
Goodwill Narrative [Abstract]
Gain (loss) on disposition of business	674
Corporate Trust Services [Member]
Goodwill Narrative [Abstract]
Gain (loss) on disposition of business	$ 269